Accounting Changes in Income Statement Reflecting Impact of Retrospective Accounting Changes I (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Premiums	$ 1,261							$ 1,106						$ 5,041		$ 5,688		$ 5,833
Net investment income	814							832						3,343		3,380		3,266
Net investment gains (losses)	(61)							37						27		(195)		(143)
Insurance and investment product fees and other	289							340						1,229		1,050		760
Total revenues	2,303	2,467		2,456		2,402		2,315		2,510	2,426	2,532	2,455	9,640		9,923		9,716
Benefits and expenses:
Benefits and other changes in policy reserves	1,201							1,232						5,378		5,941		6,001
Interest credited	184							195						775		794		841
Acquisition and operating expenses, net of deferrals	433							440						1,594		1,930		1,938
Amortization of deferred acquisition costs and intangibles	122							271						722		593		622
Goodwill impairment				89										89		29		0
Interest expense	126							95						476		506		457
Total benefits and expenses	2,066	2,134	[1]	2,374	[1]	2,293	[1]	2,233	[1]	2,346	2,414	2,669	2,364	9,034		9,793		9,859
Income (loss) from continuing operations before income taxes	237							82						606		130		(143)
Provision (benefit) for income taxes	76							15						138		(11)		(279)
Income from continuing operations	161	260	[1]	59	[1]	82	[1]	67	[1]	211	(11)	(138)	79	468		141		136
Income from discontinued operations, net of taxes	(20)	6		12		27		12		(23)	19	27	13	57		36		45
Net income	141	266	[1]	71	[1]	109	[1]	79	[1]	188	8	(111)	92	525		177		181
Less: net income attributable to noncontrolling interests	38	98	[1]	36	[1]	33	[1]	33	[1]	33	36	36	34	200		139		143
Net income available to Genworth's common stockholders	103	168	[1]	35	[1]	76	[1]	46	[1]	155	(28)	(147)	58	325		38		38
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic	$ 0.21	$ 0.34		$ 0.07		$ 0.16		$ 0.09		$ 0.32	$ (0.06)	$ (0.30)	$ 0.12	$ 0.66	[2]	$ 0.08	[2]	$ 0.08	[2]
Diluted	$ 0.21	$ 0.34		$ 0.07		$ 0.16		$ 0.09		$ 0.31	$ (0.06)	$ (0.30)	$ 0.12	$ 0.66	[2]	$ 0.08	[2]	$ 0.08	[2]
As originally reported
Revenues:
Premiums																5,705	[3]	5,854	[3]
Net investment income																3,380	[3]	3,266	[3]
Net investment gains (losses)																(195)	[3]	(143)	[3]
Insurance and investment product fees and other																1,026	[3]	760	[3]
Total revenues																9,916	[3]	9,737	[3]
Benefits and expenses:
Benefits and other changes in policy reserves																5,926	[3]	5,994	[3]
Interest credited																794	[3]	841	[3]
Acquisition and operating expenses, net of deferrals																1,668	[3]	1,686	[3]
Amortization of deferred acquisition costs and intangibles																738	[3]	752	[3]
Goodwill impairment																29	[3]
Interest expense																506	[3]	457	[3]
Total benefits and expenses																9,661	[3]	9,730	[3]
Income (loss) from continuing operations before income taxes																255	[3]	7	[3]
Provision (benefit) for income taxes																30	[3]	(233)	[3]
Income from continuing operations																225	[3]	240	[3]
Income from discontinued operations, net of taxes																36	[3]	45	[3]
Net income																261	[3]	285	[3]
Less: net income attributable to noncontrolling interests																139	[3]	143	[3]
Net income available to Genworth's common stockholders																122	[3]	142	[3]
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic																$ 0.25	[2],[3]	$ 0.29	[2],[3]
Diluted																$ 0.25	[2],[3]	$ 0.29	[2],[3]
Effect of DAC change
Revenues:
Premiums																0		0
Net investment income																0		0
Net investment gains (losses)																0		0
Insurance and investment product fees and other																24		0
Total revenues																24		0
Benefits and expenses:
Benefits and other changes in policy reserves																0		1
Interest credited																0		0
Acquisition and operating expenses, net of deferrals																262		252
Amortization of deferred acquisition costs and intangibles																(145)		(130)
Goodwill impairment																0
Interest expense																0		0
Total benefits and expenses																117		123
Income (loss) from continuing operations before income taxes																(93)		(123)
Provision (benefit) for income taxes																(30)		(37)
Income from continuing operations																(63)		(86)
Income from discontinued operations, net of taxes																0		0
Net income																(63)		(86)
Less: net income attributable to noncontrolling interests																0		0
Net income available to Genworth's common stockholders																(63)		(86)
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic																$ (0.13)	[2]	$ (0.18)	[2]
Diluted																$ (0.13)	[2]	$ (0.17)	[2]
Effect of reserve change
Revenues:
Premiums														0		0		0
Net investment income														0		0		0
Net investment gains (losses)														0		0		0
Insurance and investment product fees and other														0		0		0
Total revenues														0		0		0
Benefits and expenses:
Benefits and other changes in policy reserves														20		15		6
Interest credited														0		0		0
Acquisition and operating expenses, net of deferrals														0		0		0
Amortization of deferred acquisition costs and intangibles														0		0		0
Goodwill impairment														0		0
Interest expense														0		0		0
Total benefits and expenses														20		15		6
Income (loss) from continuing operations before income taxes														(20)		(15)		(6)
Provision (benefit) for income taxes														(7)		(5)		(2)
Income from continuing operations														(13)		(10)		(4)
Income from discontinued operations, net of taxes														0		0		0
Net income														(13)		(10)		(4)
Less: net income attributable to noncontrolling interests														0		0		0
Net income available to Genworth's common stockholders														(13)		(10)		(4)
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic														$ (0.03)	[2]	$ (0.02)	[2]	$ (0.01)	[2]
Diluted														$ (0.02)	[2]	$ (0.02)	[2]	$ (0.01)	[2]
Effect of premium restatement
Revenues:
Premiums														3		(17)		(21)
Net investment income														0		0		0
Net investment gains (losses)														0		0		0
Insurance and investment product fees and other														0		0		0
Total revenues														3		(17)		(21)
Benefits and expenses:
Benefits and other changes in policy reserves														0		0		0
Interest credited														0		0		0
Acquisition and operating expenses, net of deferrals														0		0		0
Amortization of deferred acquisition costs and intangibles														0		0		0
Goodwill impairment														0		0
Interest expense														0		0		0
Total benefits and expenses														0		0		0
Income (loss) from continuing operations before income taxes														3		(17)		(21)
Provision (benefit) for income taxes														1		(6)		(7)
Income from continuing operations														2		(11)		(14)
Income from discontinued operations, net of taxes														0		0		0
Net income														2		(11)		(14)
Less: net income attributable to noncontrolling interests														0		0		0
Net income available to Genworth's common stockholders														$ 2		$ (11)		$ (14)
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic														$ 0.00	[2]	$ (0.02)	[2]	$ (0.03)	[2]
Diluted														$ 0.00	[2]	$ (0.02)	[2]	$ (0.03)	[2]

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[2]	May not total due to whole number calculation.
[3]	Originally reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.